Unusual or Infrequent Items Impacting Quarterly Results	12 Months Ended
Sep. 30, 2013
Extraordinary and Unusual Items [Abstract]
Unusual or Infrequent Items Impacting Quarterly Results

17. Unusual or Infrequent Items Impacting Quarterly Results.

Discontinued operations, net for the first quarter of fiscal 2011 included a book gain on the exchange of property of $4,968,000 after tax (see note 15).

Operating profit in the fourth quarter of fiscal 2011 decreased primarily due to an increase in the Transportation segment’s insurance and losses of $1,204,000 due to two severe non-preventable incidents in the last four months of fiscal 2011 combined with higher health insurance claims incurred.

Income from continuing operations for the first quarter of fiscal 2012 included a gain on termination of sale contract in the amount of $1,039,000 before income taxes for the receipt of non-refundable deposits related to the termination of an agreement to sell the Company’s Windlass Run Residential property.

Operating profit for the developed property rentals segment includes an expense in the fourth quarter of fiscal 2012 of $1,771,000 for an estimated environmental remediation liability which is the lower end of the range of estimates. The actual expense may be materially higher or lower depending upon the determined responsibility of the prior tenant, our ability to collect from such prior tenant and actual costs incurred.

In November 2012 the Company sold its Commonwealth property in Jacksonville, Florida resulting in gain of $1,116,000 before income taxes. The book value of the property was $723,000.

On June 3, 2013 the Company prepaid the $7,281,000 remaining principal balance on a 6.12% mortgage under an early prepayment provision the note allowed after 7.5 years. The prepayment penalty of $382,000 is included in interest expense. The remaining deferred loan costs of $175,000 were also included in interest expense. On July 31, 2013 the Company prepaid the $279,000 remaining principal balance on a 7.97% mortgage. The cost of the prepayment included a penalty of $7,000.

In July 2013 the Company sold 15.18 acres of land at Patriot Business Park for a sales price of $4,775,000 resulting in a gain of $341,000 before income taxes. The book value of the property was $3,603,000. At September 30, 2013 cash held in escrow included $835,000 and a deferred gain of $41,000 was recorded, both related to future obligations of the Company pertaining to this sale which will be satisfied during fiscal 2014.

In August 2013 the Company sold 5.38 acres of land at Hollander 95 Business Park and recorded a gain before income taxes of $514,000. The book value of the property was $595,000. At September 30, 2013 a deferred gain of $109,000 was recorded related to future obligations of the Company pertaining to this sale. In August 2013 the Company sold phase 1 of the Windlass Run Residential property and recorded a gain of $4,928,000 before income taxes. The book value of the property was $2,971,000. The Company also sold 284 acres of Gulf Hammock mining property in August 2013 and recorded a gain of $433,000 before income taxes. The book value of the property was $296,000. Cash held in escrow at September 30, 2013 includes the gross proceeds of $734,000 from the Gulf Hammock sale held by a 1031 intermediary.

Accrued insurance liabilities decreased $2,490,000 during fiscal 2013 due to payments to our new insurer under a captive agreement along with payment in settlement of three unusually large prior year liability and health claims. Payments under the captive agreement are for the fiscal 2013 year-to-date loss fund as estimated in advance using actuarial methodology. The captive agreement provides that we will share in the underwriting results, good or bad, within a $250,000 per occurrence layer of loss through retrospective premium adjustments.

The Company reached an agreement with the District of Columbia in November 2011 concerning the assessed value of the Company’s property resulting in a credit due to the Company. The taxes previously paid relating to the property were capitalized to the cost of the land as we are actively pursuing development of the property. The entry to record this agreement was to establish a receivable for the taxes and to credit the cost of the land in the amount of $2,311,000. It is anticipated that the remaining $1,576,000 receivable as of September 30, 2013 including interest will be collected in fiscal 2014.